Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

375 Park Avenue
New York, NY 10152

July 26, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.
File Nos. 333-177524; 811-22225; CIK: 0001441466

Ladies and Gentlemen:

On behalf of Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. (“Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the prospectus and Statement of Additional Information for Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 18, 2013.

If you have any questions or comments regarding this filing, please call George M. Silfen of Kramer Levin Naftalis & Frankel LLP, counsel to Registrant, at (212) 715-9522.

Very truly yours,

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

	By:	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

cc: Jacqueline Edwards, Esq.